16. Cash and cash equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 82,860	$ 258,562	$ 128,952	$ 179,080
Cash and banks
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	82,860	197,701
Money market funds
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 0	$ 61,461